Fair Value of Financial Instruments (Fair Value of Assets and Liabilities on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	$ 261,515	$ 321,912
Liabilities measured at fair value	(10,335)	(15,540)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	812	1,167
Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	252,036	309,695
Liabilities measured at fair value	(2,666)	(4,865)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	8,667	11,050
Liabilities measured at fair value	(7,669)	(10,675)
Corporate bonds | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	79,023	98,120
Corporate bonds | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	76,728	92,400
Corporate bonds | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,295	5,720
ABS [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	10,904	8,512
ABS [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	9,787	7,642
ABS [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,117	870
U.S. government bonds | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	379	433
U.S. government bonds | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	359	428
U.S. government bonds | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	20	5
Foreign government bonds | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	318	432
Foreign government bonds | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	318	391
Foreign government bonds | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		41
RMBS | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,009	2,525
RMBS | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,008	2,521
RMBS | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1	4
CMBS | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,674	1,599
CMBS | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,674	1,599
State and municipal bonds | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	5,070	6,621
State and municipal bonds | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	5,035	6,621
State and municipal bonds | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	35
Hybrid and redeemable preferred securities | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	359	469
Hybrid and redeemable preferred securities | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	41	54
Hybrid and redeemable preferred securities | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	269	322
Hybrid and redeemable preferred securities | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	49	93
Mortgage Loans On Real Estate [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	487	739
Mortgage Loans On Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	487	739
Trading securities [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	3,498	4,460
Trading securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		32
Trading securities [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,917	3,600
Trading securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	581	828
Available-for-sale equity securities [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	427	375
Available-for-sale equity securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		7
Available-for-sale equity securities [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	274	273
Available-for-sale equity securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	153	95
Derivative investments | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	6,653	9,775
Derivative investments | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	6,048	9,626
Derivative investments | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	605	149
Other investments [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	75	154
Other investments [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	75	154
Cash and invested cash [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	3,343	2,612
Cash and invested cash [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	3,343	2,612
MRB Assets [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,807	1,888
MRB Assets [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed maturity securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,807	1,888
MRB Liabilities [Member] | Policyholder Account Balances [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(2,078)	(4,399)
MRB Liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Policyholder Account Balances [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(2,078)	(4,399)
Ceded MRBs [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	12	95
Ceded MRBs [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(205)	(17)
Ceded MRBs [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	12	95
Ceded MRBs [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(205)	(17)
Reinsurance related [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	416
Reinsurance related [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value		(206)
Reinsurance related [Member] | Significant Observable Inputs (Level 2) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	416
Reinsurance related [Member] | Significant Observable Inputs (Level 2) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value		(206)
Indexed Annuity Contracts Embedded Derivatives [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	525	528
Indexed Annuity Contracts Embedded Derivatives [Member] | Policyholder Account Balances [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(4,783)	(6,131)
Indexed Annuity Contracts Embedded Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	525	528
Indexed Annuity Contracts Embedded Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member] | Policyholder Account Balances [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(4,783)	(6,131)
Separate Account Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	143,536
Separate Account Assets [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		182,575
Separate Account Assets [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	412
Separate Account Assets [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		646
Separate Account Assets [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	143,124
Separate Account Assets [Member] | Significant Observable Inputs (Level 2) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		181,929
Derivative Liabilities [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(3,269)	(4,787)
Derivative Liabilities [Member] | Significant Observable Inputs (Level 2) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(2,666)	(4,659)
Derivative Liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	$ (603)	$ (128)